Trade and Other Receivables	12 Months Ended
Dec. 31, 2025
Trade and other receivables [abstract]
Trade and Other Receivables

16. Trade and Other Receivables

As at December 31, 2025 and 2024, this account consists of receivables from:

	2025	2024
	(in million pesos)
Corporate subscribers (Note 27)	21,373	20,936
Retail subscribers (Note 27)	19,369	17,516
Foreign administrations (Note 27)	1,615	1,254
Domestic carriers (Note 27)	208	256
Dealers, agents and others (Note 27)	7,699	8,846
	50,264	48,808
Less: Allowance for expected credit losses	18,897	17,196
	31,367	31,612

Trade and other receivables are noninterest-bearing and generally have settlement terms of 30 to 180 days.

Receivables from foreign administrations and domestic carriers represent receivables based on interconnection agreements with other telecommunications carriers. The aforementioned amounts of receivable are shown net of related payables to the same telecommunications carriers where a legal right of offset exists and settlement is facilitated on a net basis.

Receivables from dealers, agents and others consist mainly of receivables from credit card companies, dealers and distributors having collection arrangements with the PLDT Group, dividend receivables and advances to affiliates.

For terms and conditions relating to related party receivables, see Note 24 – Related Party Transactions.

See Note 27 – Financial Assets and Liabilities on credit risk of trade receivables to understand how we manage and measure credit quality of trade receivables that are neither past due nor impaired.

The following table explains the changes in the allowance for expected credit losses as at December 31, 2025 and 2024:

	Retail Subscribers		Corporate Subscribers		Foreign Administrations		Domestic Carriers		Dealers, Agents and Others		Total
	Stage 2	Stage 3	Stage 2	Stage 3	Stage 2	Stage 3	Stage 2	Stage 3	Stage 2	Stage 3	Stage 2	Stage 3
	Lifetime ECL		Lifetime ECL		Lifetime ECL		Lifetime ECL		Lifetime ECL		Lifetime ECL		Total
	(in million pesos)
December 31, 2025
Balances at beginning of the year	576	9,290	2,400	3,513	14	63	—	—	606	734	3,596	13,600	17,196
Provisions	231	2,926	(83)	764	(6)	—	—	—	(1)	7	141	3,697	3,838
Translation adjustments	—	—	9	5	—	—	—	—	12	—	21	5	26
Write-offs	—	(1,760)	—	(446)	—	—	—	—	—	—	—	(2,206)	(2,206)
Reclassifications and reversals	(84)	73	547	(20)	10	3	—	—	(464)	(22)	9	34	43
Balances at end of the year	723	10,529	2,873	3,816	18	66	—	—	153	719	3,767	15,130	18,897

December 31, 2024
Balances at beginning of the year	1,448	8,250	2,126	3,820	8	116	—	1	608	838	4,190	13,025	17,215
Provisions	(484)	3,537	322	472	6	—	—	—	13	9	(143)	4,018	3,875
Translation adjustments	—	—	21	2	—	—	—	—	—	—	21	2	23
Write-offs	—	(2,975)	—	(916)	—	(1)	—	—	—	—	—	(3,892)	(3,892)
Reclassifications and reversals	(388)	436	(69)	135	—	(52)	—	(1)	(15)	(113)	(472)	405	(67)
Others	—	42	—	—	—	—	—	—	—	—	—	42	42
Balances at end of the year	576	9,290	2,400	3,513	14	63	—	—	606	734	3,596	13,600	17,196

The significant changes in the balances of trade and other receivables and contract assets are disclosed in Note 5 – Income and Expenses, while the information about the credit exposures are disclosed in Note 27 – Financial Assets and Liabilities.